CONSOLIDATED BALANCE SHEETS (Q3) - USD ($)		Sep. 30, 2021		Dec. 31, 2020
Assets
Loans held for investment at fair value (cost of $73,934,116 and $46,994,711 at September 30, 2021 and December 31, 2020, respectively, net)	[1]	$ 76,293,824		$ 48,558,051	[2]
Loans held for investment at carrying value	[3]	153,161,781	[4]	31,837,031	[5],[6]
Loan receivable at carrying value		2,774,455		3,348,263
Current expected credit loss reserve		(1,145,629)		(404,860)
Loans held for investment at carrying value and loan receivable at carrying value, net of current expected credit loss reserve		154,790,607		34,780,434
Cash and cash equivalents		69,974,391		9,623,820
Interest receivable		2,434,719		927,292
Prepaid expenses and other assets		391,235		72,095
Total assets		303,884,776		93,961,692
Liabilities
Interest reserve		8,254,295		1,325,750
Due to affiliate		9,550,625		0
Dividends payable		7,070,409		0
Current expected credit loss reserve		692,266		60,537
Accrued management and incentive fees		2,542,935		222,127
Accrued direct administrative expenses		846,711		550,671
Accounts payable and other liabilities		520,591		154,895
Total liabilities		29,477,832		2,313,980
Commitments and contingencies (Note 10)
Stockholders' Equity
Preferred stock, par value $0.01 per share, 10,000 shares authorized at September 30, 2021 and December 31, 2020 and 125 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively		1		1
Common stock, par value $0.01 per share, 25,000,000 and 15,000,000 shares authorized at September 30, 2021 and December 31, 2020, respectively, and 16,442,812 and 6,179,392 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively		163,866		61,794
Additional paid-in-capital		274,148,323		91,068,197
Accumulated earnings		94,754		517,720
Total stockholders' equity		274,406,944		91,647,712
Total liabilities and stockholders' equity		$ 303,884,776		$ 93,961,692

[1]	Refer to Note 14 to our unaudited consolidated financial statements.
[2]	Refer to Footnote 14
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs.
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[5]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[6]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs